Fair Value Measurements, Derivative Instruments and Hedging Activities - Sale and Impairment of Ships (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2014 Passenger	May 31, 2014	Aug. 31, 2013	Jan. 22, 2015 Passenger		Dec. 31, 2014 Passenger
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets to be disposed of	$ 53	$ 176	$ 57
Ocean Princess
Property, Plant and Equipment [Line Items]
Passenger Capacity	672			672
Total gain on sale-lease back	24			24
Recognized gain on sale-lease back transaction				14
Financing provided to buyer	66			66
Remaining gain to be recognized	10			10
Grand Holiday
Property, Plant and Equipment [Line Items]
Passenger Capacity	1,440			1,440
Impairment of long-lived assets to be disposed of				31
Grand Celebration
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets to be disposed of					22
Costa Voyager
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets to be disposed of						73
Gain (Loss) on Disposition of Property Plant Equipment					37
Costa Classica
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets to be disposed of						103
Costa Allegra [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets to be disposed of			34
Ship related expenses			17
Seabourn Legend and Seabourn Pride
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets to be disposed of			$ 23
Subsequent Event
Property, Plant and Equipment [Line Items]
Passenger Capacity							212,496	[1]
Subsequent Event | Costa Celebration
Property, Plant and Equipment [Line Items]
Passenger Capacity									1,492

[1]	(a)In accordance with cruise industry practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or mo